Allowance For Doubtful Accounts And Credit Losses (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Allowance For Doubtful Accounts And Credit Losses

The following table presents the changes in allowance for doubtful accounts and credit losses:

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Allowance for doubtful notes and accounts receivable:
Balance at beginning of year	¥2,404	¥2,806	¥2,821
Provision	196	173	300
Charge-offs	(264)	(225)	(77)
Other	168	(350)	(238)

Balance at end of year	¥2,504	¥2,404	¥2,806

Allowance for doubtful non-current receivables:
Balance at beginning of year	¥875	¥932	¥770
Provision (Reversal)	(223)	(43)	259
Charge-offs	—	(13)	(93)
Other	2	(1)	(4)

Balance at end of year	¥654	¥875	¥932

Allowance for credit losses on finance receivables:
Balance at beginning of year	¥4,097	¥3,101	¥1,706
Provision	2,531	2,268	2,304
Charge-offs	(628)	(945)	(780)
Other	795	(327)	(129)

Balance at end of year	¥6,795	¥4,097	¥3,101

Schedule Of Allowance For Doubtful Accounts And Credit Losses And Recorded Investment In Financing Receivables

The following table presents the changes in allowance for doubtful accounts and credit losses and the recorded investments in finance receivables and long-term trade accounts receivable:

(¥ in millions)
Allowance for doubtful accounts and credit losses For the year ended March 31, 2013:	Retail finance receivables	Finance lease receivables	Long-term trade accounts receivable	Total
Balance at beginning of year	¥732	¥3,365	¥1,027	¥5,124
Provision	446	2,085	(433)	2,098
Charge-offs	(628)	—	—	(628)
Recoveries	12	—	—	12
Other	72	711	—	783

Balance at end of year	¥634	¥6,161	¥594	¥7,389

Individually evaluated for impairment	307	—	415	722
Collectively evaluated for impairment	327	6,161	179	6,667

Recorded Investment at March 31, 2013:
Balance at end of year	¥262,584	¥124,040	¥60,263	¥446,887

Individually evaluated for impairment	307	—	429	736
Collectively evaluated for impairment	262,277	124,040	59,834	446,151

Allowance for doubtful accounts and credit losses For the year ended March 31, 2012:
Balance at beginning of year	¥603	¥2,498	¥1,016	¥4,117
Provision	621	1,647	11	2,279
Charge-offs	(473)	(472)	—	(945)
Recoveries	11	—	—	11
Other	(30)	(308)	—	(338)

Balance at end of year	¥732	¥3,365	¥1,027	¥5,124

Individually evaluated for impairment	404	—	502	906
Collectively evaluated for impairment	328	3,365	525	4,218

Recorded Investment at March 31, 2012:
Balance at end of year	¥204,593	¥111,936	¥58,310	¥374,839

Individually evaluated for impairment	404	—	518	922
Collectively evaluated for impairment	204,189	111,936	57,792	373,917